Allowance for Loan Losses and Impaired Loans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Allowance for Loan Losses and Impaired Loans

Note 6. Allowance for Loan Losses and Impaired Loans

Allowance for Loan Losses

The allowance for loan losses is maintained at a level believed to be sufficient to provide for estimated loan losses based on evaluating known and inherent risks in the loan portfolio. The allowance is provided based upon management’s comprehensive analysis of the pertinent factors underlying the quality of the loan portfolio. These factors include changes in the amount and composition of the loan portfolio, delinquency levels, actual loss experience, current economic conditions, and detailed analysis of individual loans for which the full collectability may not be assured. The detailed analysis includes methods to estimate the fair value of loan collateral and the existence of potential alternative sources of repayment. The allowance consists of specific and general components. The specific component is calculated on an individual basis for larger-balance, non-homogeneous loans, which are considered impaired. A specific allowance is established when the discounted cash flows, collateral value (less disposal costs), or observable market price of the impaired loan is lower than its carrying value. The specific component of the allowance for smaller-balance loans whose terms have been modified in a troubled debt restructuring (TDR) is calculated on a pooled basis considering historical experience adjusted for qualitative factors. These smaller-balance TDRs were collectively evaluated for impairment. The general component covers the remaining loan portfolio, and is based on historical loss experience adjusted for qualitative factors. The appropriateness of the allowance for loan losses on loans is estimated based upon these factors and trends identified by management at the time financial statements are prepared.

A provision for loan losses is charged against operations and is added to the allowance for loan losses based on quarterly comprehensive analyses of the loan portfolio. The allowance for loan losses is allocated to certain loan categories based on the relative risk characteristics, asset classifications and actual loss experience of the loan portfolio. While management has allocated the allowance for loan losses to various loan portfolio segments, the allowance is general in nature and is available for the loan portfolio in its entirety.

The following table presents activity in the allowance by loan category and information on the loans evaluated individually for impairment and collectively evaluated for impairment as of December 31, 2017 and December 31, 2016:

Allowance for Loan Losses and Recorded Investment in Loans

(dollars in thousands)	Construction & Development	Farmland	Residential	Commercial Mortgage	Commercial & Agricultural	Consumer & Other	Total
December 31, 2017
Allowance for loan losses:
Beginning Balance	$319	$342	$1,841	$600	$210	$108	$3,420
Charge-offs	(33)	(34)	(89)	(59)	(27)	(76)	(318)
Recoveries	56	0	23	0	33	22	134
Provision	(103)	50	100	78	66	26	217

Ending Balance	$239	$358	$1,875	$619	$282	$80	$3,453

Ending balance: individually evaluated for impairment	$0	$49	$42	$0	$0	$0	$91

Ending balance: collectively evaluated for impairment	$239	$309	$1,833	$619	$282	$80	$3,362

Loans outstanding:
Ending Balance	$25,475	$33,353	$199,120	$125,661	$25,672	$15,590	$424,871

Ending balance: individually evaluated for impairment	$0	$5,069	$1,556	$0	$0	$0	$6,625

Ending balance: collectively evaluated for impairment	$25,475	$28,284	$197,564	$125,661	$25,672	$15,590	$418,246

December 31, 2016
Allowance for loan losses:
Beginning Balance	$344	$435	$1,887	$578	$136	$38	$3,418
Charge-offs	(20)	—	(84)	(21)	(19)	(70)	(214)
Recoveries	98	59	22	—	8	34	221
Provision	(103)	(152)	16	43	85	106	(5)

Ending Balance	$319	$342	$1,841	$600	$210	$108	$3,420

Ending balance: individually evaluated for impairment	$—	$57	$184	$—	$—	$—	$241

Ending balance: collectively evaluated for impairment	$319	$285	$1,657	$600	$210	$108	$3,179

Loans outstanding:
Ending Balance	$26,464	$33,531	$187,188	$128,515	$26,086	$10,184	$411,968

Ending balance: individually evaluated for impairment	$580	$5,030	$1,533	$114	$—	$—	$7,257

Ending balance: collectively evaluated for impairment	$25,884	$28,501	$185,655	$128,401	$26,086	$10,184	$404,711

As of December 31, 2017 and December 31, 2016, the Bank had no unallocated reserves included in the allowance for loan losses.

Management closely monitors the quality of the loan portfolio and has established a loan review process designed to help grade the quality of the Bank’s loan portfolio. The Bank’s loan ratings coincide with the “Substandard,” “Doubtful” and “Loss” classifications used by federal regulators in their examination of financial institutions. Generally, an asset is considered Substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. Substandard assets include those characterized by the distinct possibility that the insured financial institution will sustain some loss if the deficiencies are not corrected. Assets classified as Doubtful have all the weaknesses inherent in assets classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable. Assets classified as Loss are those considered uncollectible, and of such little value that its continuance on the books is not warranted.    Assets that do not currently expose the insured financial institutions to sufficient risk to warrant classification in one of the aforementioned categories but otherwise possess weaknesses are designated “Special Mention.” Management also maintains a listing of loans designated “Watch”. These loans represent borrowers with declining earnings, strained cash flow, increasing leverage and/or weakening market fundamentals that indicate above average risk. As of December 31, 2017 and December 31, 2016, respectively, the Bank had no loans graded “Doubtful” or “Loss” included in the balance of total loans outstanding.

The following table lists the loan grades utilized by the Bank and the corresponding total of outstanding loans in each category as of December 31, 2017 and December 31, 2016:

Credit Risk Profile by Internally Assigned Grades

	Loan Grades
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Total
December 31, 2017
Real Estate Secured:
Construction & development	$24,612	$652	$0	$211	$25,475
Farmland	23,935	4,895	74	4,449	33,353
Residential	183,543	12,464	200	2,913	199,120
Commercial mortgage	106,102	15,291	1,611	2,657	125,661
Non-Real Estate Secured:
Commercial & agricultural	22,446	2,057	649	520	25,672
Consumer & other	15,262	328	0	0	15,590

Total	$375,900	$35,687	$2,534	$10,750	$424,871

December 31, 2016
Real Estate Secured:
Construction & development	$24,659	$902	$—	$903	$26,464
Farmland	23,201	5,276	—	5,054	33,531
Residential	170,885	14,081	—	2,222	187,188
Commercial mortgage	105,317	13,449	3,353	6,396	128,515
Non-Real Estate Secured:
Commercial & agricultural	22,719	2,333	485	549	26,086
Consumer & other	10,018	126	—	40	10,184

Total	$356,799	$36,167	$3,838	$15,164	$411,968

Loans may be placed in nonaccrual status when, in management’s opinion, the borrower may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received. Payments received are first applied to principal, and any remaining funds are then applied to interest. Loans are removed from nonaccrual status when they are deemed a loss and charged to the allowance, transferred to foreclosed assets, or returned to accrual status based upon performance consistent with the original terms of the loan or a subsequent restructuring thereof.

The following table presents an age analysis of nonaccrual and past due loans by category as of December 31, 2017 and December 31, 2016:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2017
Real Estate Secured:
Construction & development	$0	$0	$227	$227	$25,248	$25,475	$0	$226
Farmland	188	0	308	496	32,857	33,353	0	3,610
Residential	395	334	710	1,439	197,681	199,120	0	1,211
Commercial mortgage	0	0	194	194	125,467	125,661	0	194
Non-Real Estate Secured:
Commercial & agricultural	70	0	23	93	25,579	25,672	0	94
Consumer & other	2	24	0	26	15,564	15,590	0	0

Total	$655	$358	$1,462	$2,475	$422,396	$424,871	$0	$5,335

December 31, 2016
Real Estate Secured:
Construction & development	$—	$—	$390	$390	$26,074	$26,464	$—	$647
Farmland	343	—	—	343	33,188	33,531	—	3,310
Residential	413	48	19	480	186,708	187,188	—	31
Commercial mortgage	25	227	426	678	127,837	128,515	—	640
Non-Real Estate Secured:
Commercial & agricultural	67	—	25	92	25,994	26,086	—	31
Consumer & other	5	6	—	11	10,173	10,184	—	5

Total	$853	$281	$860	$1,994	$409,974	$411,968	$—	$4,664

Impaired Loans

A loan is considered impaired when it is probable that the Bank will be unable to collect all contractual principal and interest payments due in accordance with the original or modified terms of the loan agreement. Smaller balance homogenous loans may be collectively evaluated for impairment. Non-homogenous impaired loans are either measured based on the estimated fair value of the collateral less estimated cost to sell if the loan is considered collateral dependent, or measured based on the present value of expected future cash flows if not collateral dependent. The valuation of real estate collateral is subjective in nature and may be adjusted in future periods because of changes in economic conditions. Management considers third-party appraisals, as well as independent fair market value assessments in determining the estimated fair value of particular properties. In addition, as certain of these third-party appraisals and independent fair market value assessments are only updated periodically, changes in the values of specific properties may have occurred subsequent to the most recent appraisals. Accordingly, the amounts of any such potential changes and any related adjustments are generally recorded at the time such information is received. When the measurement of the impaired loan is less than the recorded investment in the loan, impairment is recognized by creating or adjusting an allocation of the allowance for loan losses and uncollected accrued interest is reversed against interest income. If ultimate collection of principal is in doubt, all cash receipts on impaired loans are applied to reduce the principal balance.

As of December 31, 2017 and December 31, 2016, respectively, the recorded investment in impaired loans totaled $12.3 million and $13.3 million. The total amount of collateral-dependent impaired loans at December 31, 2017 and December 31, 2016, respectively, was $3.7 million and $4.0 million. As of December 31, 2017 and December 31, 2016, respectively, $3.7 million and $4.4 million of the recorded investment in impaired loans did not have a related allowance. The Bank had $8.6 million and $10.0 million in troubled debt restructured loans included in impaired loans at December 31, 2017 and December 31, 2016, respectively.

The categories of non-accrual loans and impaired loans overlap, although they are not coextensive. The Bank considers all circumstances regarding the loan and borrower on an individual basis when determining whether an impaired loan should be placed on non-accrual status, such as the financial strength of the borrower, the estimated collateral value, reasons for the delay, payment record, the amount past due and the number of days past due.

In 2015, management began collectively evaluating performing TDRs with a loan balance of $250,000 or less for impairment. As of December 31, 2017 and December 31, 2016, respectively, $5.7 million and $6.1 million of TDRs included in the following table were evaluated collectively for impairment and were deemed to have $303 thousand and $315 thousand of related allowance.

The following table is a summary of information related to impaired loans as of December 31, 2017 and December 31, 2016:

Impaired Loans

(dollars in thousands)	Recorded Investment[1]	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With no related allowance recorded:
Construction & development	$0	$0	$0	$0	$0
Farmland	3,422	3,456	0	3,774	10
Residential	300	300	0	300	8
Commercial mortgage	0	0	0	0	0
Commercial & agricultural	0	26	0	27	0
Consumer & other	0	0	0	0	2

Subtotal	3,722	3,782	0	4,101	20

With an allowance recorded:
Construction & development	361	361	16	718	111
Farmland	1,936	1,936	58	2,224	135
Residential	5,647	5,832	284	6,209	290
Commercial mortgage	602	737	33	1,020	54
Commercial & agricultural	55	55	3	89	13
Consumer & other	0	0	0	2	0

Subtotal	8,601	8,921	394	10,262	603

Totals:
Construction & development	361	361	16	718	111
Farmland	5,358	5,392	58	5,998	145
Residential	5,947	6,132	284	6,509	298
Commercial mortgage	602	737	33	1,020	54
Commercial & agricultural	55	81	3	116	13
Consumer & other	0	0	0	2	2

Total	$12,323	$12,703	$394	$14,363	$623

[1]	Recorded investment is the loan balance, net of any charge-offs

(dollars in thousands)	Recorded Investment[1]	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With no related allowance recorded:
Construction & development	$581	$581	$—	$840	$17
Farmland	3,660	3,660	—	4,170	18
Residential	—	—	—	347	10
Commercial mortgage	114	114	—	115	4
Commercial & agricultural	—	—	—	—	—
Consumer & other	—	—	—	—	1

Subtotal	4,355	4,355	—	5,472	50

With an allowance recorded:
Construction & development	193	193	10	201	16
Farmland	1,679	1,679	73	1,705	84
Residential	6,138	6,300	423	6,629	302
Commercial mortgage	838	974	44	1,035	39
Commercial & agricultural	113	113	6	155	9
Consumer & other	4	4	—	10	1

Subtotal	8,965	9,263	556	9,735	451

Totals:
Construction & development	774	774	10	1,041	33
Farmland	5,339	5,339	73	5,875	102
Residential	6,138	6,300	423	6,976	312
Commercial mortgage	952	1,088	44	1,150	43
Commercial & agricultural	113	113	6	155	9
Consumer & other	4	4	—	10	2

Total	$13,320	$13,618	$556	$15,207	$501

[1]	Recorded investment is the loan balance, net of any charge-offs

Troubled Debt Restructuring

A troubled debt restructured loan is a loan for which the Bank, for reasons related to the borrower’s financial difficulties, grants a concession to the borrower that the Bank would not otherwise consider.

The loan terms which have been modified or restructured due to a borrower’s financial difficulty, include but are not limited to: a reduction in the stated interest rate; an extension of the maturity at an interest rate below current market; a reduction in the face amount of the debt; a reduction in the accrued interest; or re-aging, extensions, deferrals and renewals. Troubled debt restructured loans are considered impaired loans.

The following table sets forth information with respect to the Bank’s troubled debt restructurings as of December 31, 2017 and December 31, 2016:

(dollars in thousands)	TDRs identified during the period			TDRs identified in the last twelve months that subsequently defaulted(1)
	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment
December 31, 2017
Construction & development	0	$0	$0	0	$0	$0
Farmland	2	298	298	0	0	0
Residential	1	48	48	0	0	0
Commercial mortgage	0	0	0	0	0	0
Commercial & agricultural	0	0	0	0	0	0
Consumer & other	0	0	0	0	0	0

Total	3	$346	$346	0	$0	$0

During the twelve months ended December 31, 2017, three loans were modified that were considered to be TDRs. Term concessions only were granted and no additional funds were advanced.

(1)	Loans past due 30 days or more are considered to be in default.

(dollars in thousands)	TDRs identified during the period			TDRs identified in the last twelve months that subsequently defaulted(1)
	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment
December 31, 2016
Construction & development	—	$—	$—	—	$—	$—
Farmland	2	144	150	2	144	150
Residential	5	565	588	—	—	—
Commercial mortgage	—	—	—	—	—	—
Commercial & agricultural	—	—	—	—	—	—
Consumer & other	—	—	—	—	—	—

Total	7	$709	$738	2	$144	$150

During the twelve months ended December 31, 2016, seven loans were modified that were considered to be TDRs. Term concessions only were granted for seven loans, and additional funds were advanced on two loans to pay real estate taxes, personal taxes, and closing cost. Additional funds were advanced on one loan to pay for equipment repairs.

(1)	Loans past due 30 days or more are considered to be in default.